SUMMARY OF FAIR VALUE OF STOCK OPTIONS GRANTED OF BSM (Details)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	6 years
Expected volatility	103.27%
Expected dividends	0.00%	0.00%
Risk free interest rate	0.53%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		5 years 6 months
Expected volatility		100.27%
Risk free interest rate		0.36%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term		6 years 6 months
Expected volatility		105.21%
Risk free interest rate		0.62%